Intangibles, Net of Accumulated Amortization (Details 1) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Fiscal year ending,
June 30, 2017	$ 1,872	$ 2,496
June 30, 2018	2,496	2,496
June 30, 2019	2,496	2,496
June 30, 2020	2,496	2,496
June 30, 2021	2,496	2,496
Thereafter	160,245	160,245
Total	$ 172,101	$ 172,725	$ 157,121